Revenue - Schedule of Change in Contract with Customer Contract Liability (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Liability [Abstract]
Deferred revenues, beginning of period	$ 2,864	$ 1,661	$ 1,591
Unconditional rights to invoice but not yet	1,381	1,770	1,076
Revenue recognized from prior period deferred revenue	(1,663)	(567)	(1,006)
Deferred revenues, end of period	$ 2,582	$ 2,864	$ 1,661